Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 480,416	¥ 423,119	¥ 480,080
Percentage of ownership in NTT Finance	2.90%
Bailment in Cash and cash equivalents	140,000	50,000
Bailment in Short term investments	90,000
Bailment in Other assets	10,000	20,000
Bailment in Cash and cash equivalents, Short term investments and Other assets	240,000	70,000
Contracts Average interest rate	0.10%	0.30%
Average balance of contracts of bailment expired	58,907	82,959	15,616
Interest income derived from contracts	183	171	75
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 91,416	¥ 76,214	¥ 72,928
Maximum
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	1 year 9 months	2 years 9 months